CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Share capital	General Reserves [1]	Translation reserve	Retained earnings (deficit)	Total	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2020	$ 700.3	$ 1,106.5	$ (16.0)	$ (1,523.5)	$ 267.3	$ 7.2	$ 274.5
Loss for the year				4,640.3	4,640.3	8.8	4,649.1
Other comprehensive income for the year, net of tax			(3.7)	0.2	(3.5)	(4.1)	(7.6)
Issuance of share capital, net of issuance costs	203.5				203.5		203.5
Exercise of options	19.4	(19.4)
Share-based compensation		20.8			20.8		20.8
Dividend to owners of the Company				(536.4)	(536.4)		(536.4)
Acquisition of subsidiary with non-controlling interest						0.3	0.3
Dividend to non-controlling interests in subsidiaries						(4.7)	(4.7)
Balance at the end (Adjustments) at Dec. 31, 2021	923.2	1,107.9	(19.7)	2,577.3	4,588.7	7.5	4,596.2
Balance at the end at Dec. 31, 2021	923.2	1,107.9	(19.7)	2,580.6	4,592.0	7.5	4,599.5
Initial application of amendment to IAS 37				(3.3)	(3.3)		(3.3)
Loss for the year				4,619.4	4,619.4	9.6	4,629.0
Other comprehensive income for the year, net of tax		(33.9)	(15.8)	8.5	(41.2)	(2.2)	(43.4)
Exercise of options	2.7	(2.7)
Share-based compensation		25.8			25.8		25.8
Dividend to owners of the Company				(3,303.3)	(3,303.3)		(3,303.3)
Acquisition of subsidiary with non-controlling interest		0.2			0.2	(0.2)
Dividend to non-controlling interests in subsidiaries						(8.4)	(8.4)
Balance at the end (Adjustments) at Dec. 31, 2022							5,895.9
Balance at the end at Dec. 31, 2022	925.9	1,097.3	(35.5)	3,901.9	5,889.6	6.3	5,895.9
Loss for the year				(2,695.6)	(2,695.6)	7.7	(2,687.9)
Other comprehensive income for the year, net of tax		19.5	(7.3)	0.1	12.3	(1.8)	10.5
Exercise of options	0.7	(0.7)
Share-based compensation		17.6			17.6		17.6
Dividend to owners of the Company				(769.2)	(769.2)		(769.2)
Dividend to non-controlling interests in subsidiaries						(8.9)	(8.9)
Balance at the end at Dec. 31, 2023	$ 926.6	$ 1,133.7	$ (42.8)	$ 437.2	$ 2,454.7	$ 3.3	$ 2,458.0

[1]	Include reserves related to transactions with an interested party and share-based compensation.